Discontinued Operations	3 Months Ended
Mar. 31, 2015
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations

2. Discontinued Operations

During the fourth quarter of 2013, the Company’s Board of Directors (the “Board”) committed to a plan designed to simplify the Company’s business structure and to focus on high-growth technology trends within the security market. During the fourth quarter of 2013, the Company committed to sell its Rockwest Technology Group, Inc. d/b/a/ Multicard US (“Multicard US”) subsidiary to George Levy, Matt McDaniel and Hugo Garcia (the “Buyers”), the founders and former owners of the Multicard US business. The sale of the Multicard US subsidiary was completed on February 4, 2014 and was made pursuant to a Share Purchase Agreement dated January 21, 2014 between the Company and the Buyers whereby the Company agreed to sell 80.1% of the shares of its holdings in Multicard US, to the Buyers for cash consideration of $1.2 million. Based on the carrying value of the assets and the liabilities attributed to Multicard US on the date of sale, and the estimated costs and expenses incurred in connection with the sale, the Company recorded a gain of $0.5 million, net of income taxes of nil, in the condensed consolidated statement of operations for the three months ended March 31, 2014, which is included in income from discontinued operations, net of income taxes.

In accordance with Accounting Standards Codification (“ASC”) Topic 205-20, Discontinued Operations (“ASC 205”) issued by the FASB, the results of Multicard US have been presented as discontinued operations in the condensed consolidated statements of operations for the three months ended March 31, 2014.

The key components of income from discontinued operations consist of the following (in thousands):

	Three Months Ended
	March 31,
	2015	2014
Net revenues	$—	$835
Discontinued operations:
Income from discontinued operations, net of income taxes of nil	$—	$35
Adjustments to amounts reported previously for gain on sale of discontinued operations, net of income taxes of nil	—	(51)
Gain on sale of discontinued operations, net of income taxes of nil	—	503
Income from discontinued operations, net of income taxes	$—	$487